SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the six months ended June 30, 2024
	Clean Food Platform	Technical Service	Total
Revenues	$86,159	$-	$86,159
Cost of goods sold	42,089	-	42,089
Gross profit	44,070		44,070
Depreciation and amortization	43,122	-	43,122
Capital expenditures	-	-	-
Loss from operations	(715,437)	(13,056)	(728,493)
Income tax benefits	-	371,568	371,568
Segment (loss) profit	(704,124)	358,513	(345,611)
Segment assets	$17,783,610	$2,271,195	$20,054,805

	For the six months ended June 30, 2023
	Clean Food Platform	Technical Service	Total
Revenues	$2,326,966	$8,356,277	$10,683,243
Cost of goods sold	969,172	7,259,205	8,228,377
Gross profit	1,357,794	1,097,072	2,454,866
Depreciation and amortization	83,490	-	83,490
Capital expenditures	5,496	-	5,496
(Loss) Income from operations	(696,346)	737,558	41,212
Provision for income taxes	(511)	(210,857)	(211,368)
Segment (loss) profit	(805,328)	526,702	(278,626)
Segment assets	$26,036,470	$11,463,372	$37,499,842